Fair Value Measurements	Nov. 18, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 6. FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. However, the use of a mid-market
pricing convention (the
mid-point
between bid and ask prices) is permitted. Fair values are based on assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and the risks inherent in valuation techniques and the inputs to valuations. This includes not only the credit standing of counterparties involved and the impact of credit enhancements but also the impact of the Companies’ own nonperformance risk on their liabilities. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability (the market with the most volume and activity for the asset or liability from the perspective of the reporting entity), or in the absence of a principal market, the most advantageous market for the asset or liability (the market in which the reporting entity would be able to maximize the amount received or minimize the amount paid). Dominion Energy applies fair value measurements to certain assets and liabilities including commodity, interest rate, and foreign currency derivative instruments, and other investments including those held in nuclear decommissioning, Dominion Energy’s rabbi, and pension and other postretirement benefit plan trusts, in accordance with the requirements discussed above. Virginia Power applies fair value measurements to certain assets and liabilities including commodity and interest rate derivative instruments and other investments including those held in the nuclear decommissioning trust, in accordance with the requirements discussed above. Dominion Energy Gas applies fair value measurements to certain assets and liabilities including commodity, interest rate, and foreign currency derivative instruments and other investments including those held in pension and other postretirement benefit plan trusts, in accordance with the requirements described above. The Companies apply credit adjustments to their derivative fair values in accordance with the requirements described above.
Inputs and Assumptions
Fair value is based on actively-quoted market prices, if available. In the absence of actively-quoted market prices, price information is sought from external sources, including industry publications, and to a lesser extent, broker quotes. When evaluating pricing information provided by Designated Contract Market settlement pricing, other pricing services, or brokers, the Companies consider the ability to transact at the quoted price, i.e. if the quotes are based on an active market or an inactive market and to the extent which pricing models are used, if pricing is not readily available. If pricing information from external sources is not available, or if the Companies believe that observable pricing is not indicative of fair value, judgment is required to develop the estimates of fair value. In those cases the unobservable inputs are developed and substantiated using historical information, available market data, third-party data, and statistical analysis. Periodically, inputs to valuation models are reviewed and revised as needed, based on historical information, updated market data, market liquidity and relationships, and changes in third-party sources.
For options and contracts with option-like characteristics where observable pricing information is not available from external sources, Dominion Energy and Virginia Power generally use a modified Black-Scholes Model that considers time value, the volatility of the underlying commodities and other relevant assumptions when estimating fair value. Dominion Energy and Virginia Power use other option models under special circumstances, including but not limited to Spread Approximation Model and a Swing Option Model. For contracts with unique characteristics, the Companies may estimate fair value using a discounted cash flow approach deemed appropriate in the circumstances and applied consistently from period to period. For individual contracts, the use of different valuation models or assumptions could have a significant effect on the contract’s estimated fair value.
The inputs and assumptions used in measuring fair value include the following:
For commodity derivative contracts:
●	Forward commodity prices
●	Transaction prices
●	Price volatility
●	Price correlation
●	Volumes
●	Commodity location
●	Interest rates
●	Credit quality of counterparties and the Companies
●	Credit enhancements
●	Time value
For interest rate derivative contracts:
●	Interest rate curves
●	Credit quality of counterparties and the Companies
●	Notional value
●	Credit enhancements
●	Time value
For foreign currency derivative contracts:
●	Foreign currency forward exchange rates

●	Interest rates
●	Credit quality of counterparties and the Companies
●	Notional value
●	Credit enhancements
●	Time value
For investments:
●	Quoted securities prices and indices
●	Securities trading information including volume and restrictions
●	Maturity
●	Interest rates
●	Credit quality
Levels
The Companies also utilize the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:
●	Level 1—Quoted prices (unadjusted) in active markets for identical assets and liabilities that they have the ability to access at the measurement date. Instruments categorized in Level 1 primarily consist of financial instruments such as certain exchange-traded derivatives, and exchange-listed equities, U.S. and international equity securities, mutual funds and certain Treasury securities held in nuclear decommissioning trust funds for Dominion Energy and Virginia Power, benefit plan trust funds for Dominion Energy and Dominion Energy Gas, and rabbi trust funds for Dominion Energy.
●	Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 primarily include commodity forwards and swaps, interest rate swaps, foreign currency swaps and cash and cash equivalents, corporate debt instruments, government securities and other fixed income investments held in nuclear decommissioning trust funds for Dominion Energy and Virginia Power, benefit plan trust funds for Dominion Energy and Dominion Energy Gas and rabbi trust funds for Dominion Energy.
●	Level 3—Unobservable inputs for the asset or liability, including situations where there is little, if any, market activity for the asset or liability. Instruments categorized in Level 3 for the Companies consist of long-dated commodity derivatives, FTRs, certain natural gas and power options and other modeled commodity derivatives.
The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. In these cases, the lowest level input that is significant to a fair value measurement in its entirety determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability. Alternative investments, consisting of investments in partnerships, joint ventures and other alternative investments held in nuclear decommissioning and benefit plan trust funds, are generally valued using NAV based on the proportionate share of the fair value as determined by reference to the most recent audited fair value financial statements or fair value statements provided by the investment manager adjusted for any significant events occurring between the investment manager’s and the Companies’ measurement date. Alternative investments recorded at NAV are not classified in the fair value hierarchy.
Transfers out of Level 3 represent assets and liabilities that were previously classified as Level 3 for which the inputs became observable for classification in either Level 1 or Level 2. Because the activity and liquidity of commodity markets vary substantially between regions and time periods, the availability of observable inputs for substantially the full term and value of the Companies’
over-the-counter
derivative contracts is subject to change.
Level 3 Valuations
The Companies enter into certain physical and financial forwards, futures, options and swaps, which are considered Level 3 as they have one or more inputs that are not observable and are significant to the valuation. The discounted cash flow method is used to value Level 3 physical and financial forwards and futures contracts. An option model is used to value Level 3 physical and financial options. The discounted cash flow model for forwards and futures calculates mark-to-market
valuations based on forward market prices, original transaction prices, volumes, risk-free rate of return, and credit spreads. The option model calculates mark-to-market
valuations using variations of the Black-Scholes option model. The inputs into the models are the forward market prices, implied price volatilities, risk-free rate of return, the option expiration dates, the option strike prices, the original sales prices, and volumes. For Level 3 fair value measurements, certain forward market prices and implied price volatilities are considered unobservable.
The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at December 31, 2018. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$42	Discounted cash flow	Market price (per Dth) (3)	(2) - 8	(1)
FTRs	15	Discounted cash flow	Market price (per MWh) (3)	(2) - 7	1
Physical options:
Natural gas	2	Option model	Market price (per Dth) (3)	1 - 8	3
			Price volatility (4)	18% - 73%	30%
Electricity	11	Option model	Market price (per MWh) (3)	34 - 50	42
			Price volatility (4)	39% - 60%	49%

Total assets	$70

Liabilities
Financial forwards:
FTRs	$6	Discounted cash flow	Market price (per MWh) (3)	(2) - 6	—

Total liabilities	$6

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)
Nonrecurring Fair Value Measurements
Dominion Energy
See Note 9 for information regarding an impairment charge recognized associated with Dominion Energy’s equity method investment in Fowler Ridge.
Atlantic Coast Pipeline Guarantee Agreement
In October 2017, Dominion Energy entered into a guarantee agreement in connection with Atlantic Coast Pipeline’s obligation under a $
3.4
 billion revolving credit facility. See Note 22 for more information about the guarantee agreement associated with Atlantic Coast Pipeline’s revolving credit facility. Dominion Energy recorded a liability of $
30
 million, the fair value of the guarantee at inception, associated with the guarantee agreement. The fair value was estimated using a discounted cash flow method and is considered a Level 3 fair value measurement due to the use of a significant unobservable input related to the interest rate differential between the interest rate charged on the guaranteed revolving credit facility and the estimated interest rate that would have been charged had the loan not been guaranteed.
Dominion Energy Gas
In the fourth quarter of 2018, subsequent to the announcement of the sale of Dominion Energy’s interest in Blue Racer, Dominion Energy Gas conducted a review of strategic alternatives of its remaining gathering and processing assets at DGP. Based on an evaluation of DGP’s long-lived assets for recoverability under a probability weighted approach, Dominion Energy Gas determined the assets were impaired. As a result of this evaluation, Dominion Energy Gas recorded a charge of $
219
 million ($
165
 million
after-tax)
in impairment of assets and related charges under net income from discontinued operations in its Consolidated Statements of Income to write down DGP’s property, plant and equipment to its estimated fair value of $
190
 million. The fair value of the property, plant and equipment was estimated using an income approach and market approach. The valuation is considered a Level 3 fair value measurement due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates reflecting risks inherent in the future cash flows and market prices.
Recurring Fair Value Measurements
Fair value measurements are separately disclosed by level within the fair value hierarchy with a separate reconciliation of fair value measurements categorized as Level 3. Fair value disclosures for assets held in Dominion Energy and Dominion Energy Gas’ pension and other postretirement benefit plans are presented in Note 21.
DOMINION ENERGY
The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Derivatives:
Commodity	$—	$180	$70	$250
Interest rate	—	18	—	18
Foreign currency	—	26	—	26
Investments (1) :
Equity securities:
U.S.	3,277	—	—	3,277
Fixed income:
Corporate debt instruments	—	431	—	431
Government securities	455	688	—	1,143
Cash equivalents and other	11	—	—	11

Total assets	$3,743	$1,343	$70	$5,156

Liabilities
Derivatives:
Commodity	$—	$129	$6	$135
Interest rate	—	142	—	142
Foreign currency	—	2	—	2

Total liabilities	$—	$273	$6	$279

December 31, 2017
Assets
Derivatives:
Commodity	$—	$101	$157	$258
Interest rate	—	17	—	17
Foreign currency	—	32	—	32
Investments (1) :
Equity securities:
U.S.	3,493	—	—	3,493
Fixed income:
Corporate debt instruments	—	444	—	444
Government securities	307	794	—	1,101
Cash equivalents and other	34	—	—	34

Total assets	$3,834	$1,388	$157	$5,379

Liabilities
Derivatives:
Commodity	$—	$190	$7	$197
Interest rate	—	85	—	85
Foreign currency	—	2	—	2

Total liabilities	$—	$277	$7	$284

(1)
Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $
220
million and $
88
million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

7
4

The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$150	$139	$95
Total realized and unrealized gains (losses):
Included in earnings:
Operating Revenue	(2)	3	—
Electric fuel and other energy-related purchases	(15)	(42)	(35)
Purchased gas	—	1	—
Included in other comprehensive income (loss)	1	(2)	—
Included in regulatory assets/liabilities	(44)	42	(39)
Settlements	(27)	6	38
Purchases	—	—	87
Transfers out of Level 3	1	3	(7)

Balance at December 31,	$64	$150	$139

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date:
Operating Revenue	$—	$2	$—
Electric fuel and other energy-related purchases	—	—	(1)

VIRGINIA POWER
The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at December 31, 2018. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$38	Discounted cash flow	Market price (per Dth) (3)	(2) - 8	(1)
FTRs	15	Discounted cash flow	Market price (per MWh) (3)	(2) - 7	1
Physical options:
Natural gas	2	Option model	Market price (per Dth) (3)	1 - 8	3
			Price volatility (4)	18% - 73%	30%
Electricity	11	Option model	Market price (per MWh) (3)	34 - 50	42
			Price volatility (4)	39% - 60%	49%

Total assets	$66

Liabilities
Financial forwards:
FTRs	$6	Discounted cash flow	Market price (per MWh) (3)	(2) - 6	—

Total liabilities	$6

(1)	Averages weighted by volume.
(2)	Includes basis.
(3)	Represents market prices beyond defined terms for Levels 1 and 2.
(4)	Represents volatilities unrepresented in published markets.
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Derivatives:
Commodity	$—	$24	$66	$90
Interest rate	—	3	—	3
Investments (1) :
Equity securities:
U.S.	1,476	—	—	1,476
Fixed income:
Corporate debt instruments	—	221	—	221
Government securities	164	343	—	507

Total assets	$1,640	$591	$66	$2,297

Liabilities
Derivatives:
Commodity	$—	$9	$6	$15
Interest rate	—	88	—	88

Total liabilities	$—	$97	$6	$103

December 31, 2017
Assets
Derivatives:
Commodity	$—	$14	$152	$166
Investments (1) :
Equity securities:
U.S.	1,566	—	—	1,566
Fixed income:
Corporate debt instruments	—	224	—	224
Government securities	168	326	—	494
Cash equivalents and other	16	—	—	16

Total assets	$1,750	$564	$152	$2,466

Liabilities
Derivatives:
Commodity	$—	$4	$5	$9
Interest rate	—	57	—	57

Total liabilities	$—	$61	$5	$66

(1)
Includes investments held in the nuclear decommissioning trusts. Excludes $
160
 million and $
27
 million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$147	$143	$93
Total realized and unrealized gains (losses):
Included in earnings:
Electric fuel and other energy-related purchases	(17)	(43)	(35)
Included in regulatory assets/liabilities	(45)	40	(37)
Settlements	(25)	7	35
Purchases	—	—	87

Balance at December 31,	$60	$147	$143

There were
no
unrealized gains and losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date for the years ended December 31, 2018, 2017 and 2016.
DOMINION ENERGY GAS
The following table presents Dominion Energy Gas’ assets and liabilities for derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
December 31, 2018
Assets
Commodity	$—	$3	$—	$3
Interest rate	—	2	—	2
Foreign currency	—	26	—	26

Total assets	$—	$31	$—	$31

Liabilities
Interest rate	$—	$17	$—	$17
Foreign currency	—	2	—	2

Total liabilities	$—	$19	$—	$19

December 31, 2017
Assets
Interest rate	$—	$1	$—	$1
Foreign currency	—	32	—	32

Total assets	$—	$33	$—	$33

Liabilities
Commodity	$—	$4	$2	$6
Foreign currency	—	2	—	2

Total liabilities	$—	$6	$2	$8

The following table presents the net change in Dominion Energy Gas’ derivative assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	2018	2017	2016
(millions)
Balance at January 1,	$(2)	$(2)	$6
Total realized and unrealized gains (losses):
Included in other comprehensive income (loss)	1	(3)	—
Transfers out of Level 3	1	3	(8)

Balance at December 31,	$—	$(2)	$(2)

There were no gains and losses included in earnings in the Level 3 fair value category for the years ended December 31, 2018, 2017 and 2016. There were no
unrealized gains and losses included in earnings in the Level 3 fair value category relating to assets/liabilities still held at the reporting date for the years ended December 31, 2018, 2017 and 2016.
Fair Value of Financial Instruments
Substantially all of the Companies’ financial instruments are recorded at fair value, with the exception of the instruments described below, which are reported at historical cost. Estimated fair values have been determined using available market information and valuation methodologies considered appropriate by management. The carrying amount of cash, restricted cash and equivalents, customer and other receivables, affiliated receivables, short-term debt, affiliated current borrowings, payables to affiliates and accounts payable are representative of fair value because of the short-term nature of these instruments. For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

December 31,	2018		2017
	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
(millions)
Dominion Energy
Long-term debt, including securities due within one year (2)	$29,952	$31,045	$28,666	$31,233
Credit facility borrowings	73	73	—	—
Junior subordinated notes (3)	3,430	3,358	3,981	4,102
Remarketable subordinated notes (3)	1,386	1,340	1,379	1,446

Virginia Power
Long-term debt, including securities due within one year (3)	$11,671	$12,400	$11,346	$12,842

Dominion Energy Gas
Long-term debt, including securities due within one year (4)	$7,770	$7,803	$4,300	$4,480
Credit facility borrowings	73	73	—	—

(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.

(2)
Carrying amount includes amounts which represent, the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At December 31, 2018, and 2017, includes the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt of $(
20
) million and
$(
22
) million, respectively.

(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.